Critical accounting estimates and judgements	12 Months Ended
Mar. 31, 2022
Critical Accounting Estimates And Judgements [Abstract]
Critical accounting estimates and judgements	Critical accounting estimates and judgements
Critical accounting estimates and judgments
The Group makes estimates and assumptions that affect the reported amounts of assets and liabilities within the next financial year. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Management believes that the following are the key judgments, assumptions and other estimation uncertainties used in the preparation of the financial statements, where a different opinion or estimate could lead to significant changes to the reported results.
Business combinations
Assets and liabilities of subsidiaries acquired are included at their fair value at the time of acquisition.
Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Management’s estimates of fair value are based on reasonable assumptions, but those are inherently uncertain and unpredictable, and as a result, actual results may differ from estimates.
In a business combination, it is necessary to recognize contingent future payments to previous owners, representing contractually defined potential amounts as a liability. Usually for the Group these are linked to a formula depending on a certain gross profit of the acquired business for the financial year.
For the determination of the fair value of contingent consideration various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, future revenue growth and gross profit and assumptions regarding the discount rate.
For further details see Note 36.
Warrants
The Public Warrants and Private Warrants give the holder the right, but not the obligation, to subscribe to Global Blue’s shares at a fixed or determinable price for a specified period of time subject to the provisions of the Public Warrant and Private Warrant agreements. Until warrant-holders acquire the Company’s ordinary shares upon exercise of such warrants, they will have no rights with respect to the Company’s ordinary shares. The Global Blue Warrants will expire on August 31, 2025, or upon an earlier redemption.
These instruments, principally due to an option to replace them upon specific events such as reorganizations, which results in the Company delivering a variable number of shares, are accounted for as a current financial liability through profit and loss in accordance with the provisions of IAS 32.
The Company measured the public warrants at fair value by using the Euro equivalent of the closing price of warrants at NASDAQ.
The Company has employed a Black-Scholes pricing model to estimate the fair value of the Private Warrants issued on August 28, 2020, notably the fair value of the call option inherent in the Private Warrants, using as key inputs the Company’s share price, risk-free rate, implied Public Warrant volatility, the warrants’ maturity, and the Public Warrants’ market price.
For further details see Note 41.
Share based payments
As described in Note 25, as of August 28, 2020, as part of the Group capital reorganization and merger with FPAC Management Equity Plan (MEP) and the NC-PECS ceased to exist, with the previously held shares and NC-PEC’s being exchanged for shares in the Company. These shares were revalued according to IFRS 2 and were reclassified into equity upon conversion from a cash-settled plan to an equity-settled plan.
Put options
As described in Note 36 as part of acquisitions, Global Blue and the minority shareholders have entered into a symmetrical put and call agreement which gives each minority shareholder the right to sell and Global Blue the right to acquire all the shares currently controlled by the minority shareholders. The fair value of the put options was derived using an option pricing methodology (Monte Carlo simulations) based on revenue and gross profit distribution. Various unobservable inputs are used in the valuation of the put options and any changes in these might result in a significantly higher or lower fair value.
Taxes
The Group is subject to income taxes in numerous jurisdictions and uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. Given the wide range of international business relationships and the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to tax income and expense already recorded.
Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and the level of future taxable profits together with future tax planning strategies.
For further details see Note 12 and 28.
Pension benefits
The Group makes estimates about the range of long-term trends and market conditions to determine the value of the deficit and surplus on its retirement benefit schemes, based on the Group’s expectation of the future and advice from qualified actuaries.
Long term forecasts and estimates are necessarily highly judgmental and subject to risk that actual events may be significantly different to those forecasted. If actual events deviate from the assumptions made by the Group, the reported surplus or deficit in respect to retirement benefits may be materially different.
For further details see Note 29.
Impairment of goodwill and other intangible assets
Management performs an impairment test annually or more frequently if events or changes in circumstances indicate potential impairment. An impairment loss is recognized for the amount by which the carrying amount of the cash generating unit (CGU) exceeds its recoverable amount.
Management's value-in-use and fair value less cost of disposal calculations included significant judgments and assumptions. The significant judgments and assumptions associated with the value-in-use calculation were revenue growth, discount rate and long-term growth rate while for the fair value less cost of disposal calculation it was projected revenue and median peer group revenue multiple.
The estimation of these assumptions requires significant judgment by management, as these variables feature measurement uncertainty; however, the assumptions used are consistent with the Company’s forecasts presented to the board. Therefore, management evaluates and updates the estimates as necessary, in light of conditions that affect these variables.
For further details see Note 16.
Development costs
Development costs are capitalized. Initial capitalization of costs is based on management's judgment that technological and economic feasibility is confirmed, usually when a product development project has reached a defined milestone according to an established project management model. Assumptions are made regarding the expected future cash generation or future savings of the project, discount rates and expected periods of benefits. Total software development expenditure capitalized for the financial year amounted to EUR17.1 million (EUR16.7 million for the financial year ended March 31, 2021, EUR24.7 million for the financial year ended March 31, 2020) out of the total development costs incurred of EUR43.7 million (EUR33.3 million for the financial year ended March 31, 2021, EUR53.1 million for the financial year ended March 31, 2020).
Lease term of lease contracts
The Group has made the following estimates and judgements related to the lease term of lease contracts:
a)Renewal of lease contracts with extension option
Global Blue classifies the lease contracts into the following asset classes: offices, refund points, cars, IT contracts and others.
For the lease contracts that contain an option to extend or terminate early, Global Blue is making an assessment regarding the likelihood of exercising such an option on a lease by lease basis.
b)Lease term of indefinite period contracts
Certain contracts entered into by Global Blue are for indefinite periods. Global Blue has the right to exit these contracts on a recurring basis, whereas the counterparties have no substantial termination rights. Global Blue assessed each contract for how long the underlying asset is expected to be used. Considering the underlying business needs, it has been assessed as being reasonably certain that Global Blue will not exercise its termination rights for the following years (average):
•Offices: 5 years
•Refund points: 5 years
•Cars: 3 years
•IT contracts: 5 years
•Others: 3 years
For further details see Note 14.
COVID-19 Pandemic
Please refer to Note 43 for details on the impact of COVID-19.